Common Shares - Additional Information (Detail)	12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Oct. 24, 2013 Maximum CAD	Jun. 30, 2013 7.5% Convertible Debentures USD ($)
Class of Stock [Line Items]
Preferred shares issued	0
Preferred shares outstanding	0
Shares issued during period for Dividend Reinvestment Plan	1,458,258	1,501,679
Shares issued during period for Dividend payment	$ 8,900,000	$ 9,500,000
Dividend Reinvestment Plan description	The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.
Dividend Reinvestment Plan, discount percentage	3.00%	3.00%
Common stock issued, shares				4,347,368
Common stock issued	8,864,000	9,467,000		22,400,000
Amount of shares authorized to be repurchased			5,000,000
Common shares purchased and cancelled, shares	0	401,076
Common shares purchased and cancelled	$ 0	$ 2,515,000
Common shares issued	82,816,549	81,358,291
Common shares outstanding	82,816,549	81,358,291